LEASING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Summary of Right-of-Use Assets	Right-of-use assets

	December 31
	2024	2023
	CHF in millions
Distribution systems	1,091.4	1,166.2
Support equipment, buildings and land	171.1	128.0
Total RoU assets	1,262.5	1,294.2

Summary of Lease Expense
Lease expenses

	Year ended December 31
	2024	2023	2022
	CHF in millions
Depreciation and amortization
Distribution systems	101.4	99.3	96.3
Support equipment, buildings and land	28.3	28.7	49.1
Total depreciation and amortization	129.7	128.0	145.4
Interest expense	69.8	67.9	65.3
Short-term lease expense[9]	2.4	3.2	3.2
Total lease expense	201.9	199.1	213.9

[9] Included in operating income before depreciation and amortization.
Cash flows from leases

	Year ended December 31
	2024	2023
	CHF in millions
Principal payments	114.4	107.6
Interest payments	61.0	58.4
Payments for short-term leases	2.4	3.2
Total payments	177.8	169.2

Summary of Maturities of Lease Liabilities
Maturities of our lease liabilities are presented below:

	Year ended December 31
	2024	2023
	CHF in millions
Within 1 year	164.1	170.4
Between 1 and 2 years	152.0	153.9
Between 2 and 3 years	148.8	145.5
Between 3 and 4 years	141.3	141.9
Between 4 and 5 years	135.2	135.0
After 5 years	925.7	1,002.2
Total payments	1,667.1	1,748.9
Less: present value discount	(447.8)	(491.2)
Present value of lease payments	1,219.3	1,257.7
Current portion	164.1	170.4
Non-current portion	1,055.2	1,087.3